Investment in Direct Financing Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Leases Disclosure [Line Items]
Total Minimum lease payments to be received	¥ 1,167,170	¥ 1,072,091
Less: Estimated executory costs	(60,802)	(63,371)
Minimum lease payments receivable	1,106,368	1,008,720
Estimated residual value	27,141	34,240
Initial direct costs	5,212	5,847
Unearned lease income	(149,341)	(147,921)
Investment in Direct Financing Leases	¥ 989,380	¥ 900,886